Income Taxes - Components of income tax expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current:
Domestic, Current	¥ 89,845	¥ 74,117	¥ 35,107
Foreign, Current	23,305	22,825	16,554
Subtotal, Current	113,150	96,942	51,661
Deferred:
Domestic, Deferred	9,784	2,566	14,356
Foreign, Deferred	1,775	(2,878)	(8,219)
Subtotal, Deferred	11,559	(312)	6,137
Total	¥ 124,709	¥ 96,630	¥ 57,798